Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net accrued charter revenue by maturities [Abstract]
2015	$ (4,323)
2016	(9,430)
2017	(11,336)
2018	(7,662)
Total	$ (32,751)	$ (16,896)